Subsequent Events (Details) (USD $)	12 Months Ended						1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2012 Issuance of Equity	Dec. 31, 2012 Issuance of Equity Noncontrolling Interests	Jan. 29, 2013 Subsequent Event Issuance of Equity	Jun. 21, 2013 Subsequent Event Issuance of Equity	Jun. 27, 2013 Subsequent Event Issuance of Equity	Jan. 30, 2013 Subsequent Event Issuance of Equity Noncontrolling Interests	Jun. 27, 2013 Subsequent Event Issuance of Equity Noncontrolling Interests	Jun. 18, 2013 US Bank Tower Subsequent Event	Jul. 18, 2013 Plaza Las Fuentes Subsequent Event	Apr. 24, 2013 Common Stock	Apr. 24, 2013 Common Stock Proposed merger	Dec. 31, 2012 7.625% Series A Preferred Stock	Apr. 24, 2013 7.625% Series A Preferred Stock Proposed merger
Subsequent Event [Line Items]
Opearting Partnership, Units redeemed				0		6,276,251	35,000			35,000	110,000
Shares issued, conversion of units					682,031		35,000	110,000	110,000
Proceeds from dispositions of real estate	$ 20,950,000	$ 136,506,000	$ 331,883,000									$ 367,500,000	$ 75,000,000
Expected net proceeds from sale of real estate	$ 21,000,000	$ 20,300,000	$ 0									$ 103,000,000	$ 30,000,000
Merger Consideration, common stock														$ 3.15	$ 3.15
Sale of Stock, Price Per Share																	$ 25.00
Preferred stock, dividend rate, percentage																7.625%
Preferred stock, par value	$ 0.01	$ 0.01